Share capital - Additional information (Details) € / shares in Units, € in Thousands	Dec. 14, 2023 $ / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 € / shares	Dec. 14, 2022 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Share capital
Shares cancelled in exchange ratio								0.26926188
Par value per share | $ / shares			$ 0.000001
Treasury shares | €		€ 46,576		€ 65,405
LGHL Shares
Share capital
Issued capital | €		132
Par value per share | $ / shares			0.000001
Treasury shares | €		€ 27,701,628
Number of shares issued		117,319,824
Number of shares outstanding		117,319,824
Ordinary shares
Share capital
Number of shares issued and fully paid		117,319,824
Par value per share | (per share)					$ 0.000001	$ 0.000001	€ 1	$ 11.5
Number of shares outstanding									371,386,000	289,165,000
Meritz
Share capital
Repurchase of convertible preference share	1
Meritz | Convertible preference shares
Share capital
Par value per share | $ / shares			0.000001
Meritz | Ordinary shares
Share capital
Par value per share | $ / shares	$ 0.000001		$ 0.000001
Number of shares issued	19,050,381
Convertible preferred shares issued upon conversion		15,000,000